Document and Entity Information	Sep. 09, 2021
Cover [Abstract]
Entity Registrant Name	Noble Corp
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-36211
Entity Tax Identification Number	98-1575532
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false